Total Capital and Net (Loss) Income Per Common Unit (Tables)	9 Months Ended
Sep. 30, 2017
Partners' Capital [Abstract]
Schedule of Net (Loss) Income Per Common Unit
Net (Loss) Income Per Common Unit

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Limited partners' interest in net (loss) income	(323,035)	34,608	(348,237)	(90,928)
Preferred units - periodic accretion	(764)	(826)	(2,373)	(826)
Net gain on repurchase of Preferred units	19,588	—	19,577	—
Gain on the modification of warrants	1,491	—	1,490	—
Additional consideration for induced conversion of Series C Preferred Units	—	—	—	(36,961)
Deemed contribution on exchange of Series C Preferred Units	—	—	—	20,231
Limited partners' interest in (loss) income for basic net (loss) income per common unit	(302,720)	33,782	(329,543)	(108,484)
Series C-1 Preferred units - cash distribution	4,015	—	—	—
Gain on repurchase of Series C-1 Preferred units	(26,925)	—	—	—
Series D Preferred units - cash distribution	—	2,573	—	—
Preferred units - periodic accretion	—	826	—	—
Limited partners' interest in diluted net (loss) income	(325,630)	37,181	(329,543)	(108,484)
Weighted average number of common units	170,657,562	139,057,659	156,966,145	118,046,087
Dilutive effect of Series C-1 repurchase, unit based compensation and warrants	11,736,342	18,856,618	—	—
Common units and common unit equivalents	182,393,904	157,914,277	156,966,145	118,046,087

Limited partner's interest in net (loss) income per common unit
- basic	(1.77)	0.24	(2.10)	(0.92)
- diluted	(1.79)	0.24	(2.10)	(0.92)